Debt - Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Long-term notes payable	$ 193,440	$ 247,618
Debt issuance costs	(151)
Total long-term notes payable	193,289
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
2024	23,408
2025	75,500
2026	21,309
2027	12,719
2028	2,528
Thereafter	17,485
Total Long-term notes payable	152,949
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	$ 40,491	$ 46,403